Segment Reporting (Schedule of Segment Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 7,214,114	¥ 7,146,340	¥ 7,508,030
Total Segments
Segment Reporting Information [Line Items]
Consolidated total assets	6,148,790	6,058,204	6,007,354
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Consolidated total assets	5,309,327	5,275,976	5,256,976
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Consolidated total assets	601,601	553,647	545,949
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Consolidated total assets	237,862	228,581	204,429
Elimination
Segment Reporting Information [Line Items]
Consolidated total assets	(1,988)	(1,875)	(2,263)
Corporate
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 1,067,312	¥ 1,090,011	¥ 1,502,939